Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of net income (loss) per share

	2021	2020
	$	$
Net income (loss) attributable to common shareholders of the Company (basic and diluted)	102,293	(106,230)
Weighted average number of common shares outstanding – basic*	139,729,116	98,681,060
Effect of dilutive securities	4,712,386	—
Weighted average number of common shares outstanding – diluted*	144,441,502	98,681,060
Net income (loss) per share attributable to common shareholders of the Company:
Basic	0.73	(1.08)
Diluted	0.71	(1.08)
* The weighted average number of common shares outstanding prior to the TSX listing has been adjusted to take into consideration the Reorganization discussed in Note 14.